UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08332
Investment Company Act File Number

Emerging Markets Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Emerging Markets Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.0%

Security	Shares	Value
Automobiles — 2.9%
Hyundai Motor Co.	18,220	$1,719,918

		$1,719,918

Beverages — 2.2%
Cia de Bebidas das Americas, PFC Shares	16,050	$1,325,058

		$1,325,058

Capital Markets — 0.6%
GP Investments, Ltd. BDR(1)	59,900	$331,350

		$331,350

Chemicals — 1.2%
Sinofert Holdings, Ltd.	1,680,000	$736,193

		$736,193

Commercial Banks — 15.0%
Banco do Brasil SA	51,950	$915,782
Bangkok Bank PCL(2)	247,400	907,734
China Construction Bank, Class H	1,660,000	1,322,570
Credicorp, Ltd.	9,414	732,033
Industrial & Commercial Bank of China, Ltd., Class H	1,504,000	1,126,038
Industrial Bank of Korea(1)	65,760	802,341
Itau Unibanco Holding SA, PFC Shares	47,080	948,722
Sberbank of Russian Federation GDR(3)	5,800	1,285,903
Standard Chartered PLC	33,206	812,513

		$8,853,636

Computers & Peripherals — 0.8%
HTC Corp.	42,000	$459,708

		$459,708

Construction & Engineering — 1.5%
Empresas ICA SAB de CV(1)	265,800	$626,246
Murray & Roberts Holdings, Ltd.	34,001	268,936

		$895,182

Construction Materials — 1.3%
Anhui Conch Cement Co., Ltd., Class H	112,000	$742,709

		$742,709

Diversified Financial Services — 1.5%
Fubon Financial Holding Co., Ltd.(1)	766,000	$861,041

		$861,041

Electric Utilities — 2.5%
Cia Energetica de Minas Gerais, PFC Shares	96,026	$1,463,481

		$1,463,481

Electronic Equipment, Instruments & Components — 3.6%
Hon Hai Precision Industry Co., Ltd.	529,402	$2,113,930

		$2,113,930

Energy Equipment & Services — 1.5%
Tenaris SA ADR	25,700	$915,434

		$915,434

Food & Staples Retailing — 4.2%
CP ALL PCL(2)	1,327,700	$798,766
President Chain Store Corp.	45,968	112,363

Security	Shares	Value
Shinsegae Co., Ltd.	1,970	$991,936
Wal-Mart de Mexico SAB de CV, Series V	160,600	556,870

		$2,459,935

Food Products — 1.0%
Kuala Lumpur Kepong Bhd	144,000	$572,764

		$572,764

Gas Utilities — 1.4%
Perusahaan Gas Negara PT	2,178,000	$817,571

		$817,571

Health Care Equipment & Supplies — 0.9%
Mindray Medical International, Ltd. ADR	16,900	$551,616

		$551,616

Household Durables — 1.5%
Desarrolladora Homex SA de CV(1)	138,150	$867,775

		$867,775

Independent Power Producers & Energy Traders — 1.0%
AES Tiete SA, PFC Shares	53,500	$603,370

		$603,370

Industrial Conglomerates — 2.2%
Beijing Enterprises Holdings, Ltd.	151,500	$797,182
Far Eastern New Century Corp.	454,920	532,084

		$1,329,266

Insurance — 4.5%
China Taiping Insurance Holdings Co., Ltd.(1)	267,000	$714,730
Ping An Insurance (Group) Co. of China, Ltd., Class H	105,500	835,865
Samsung Fire & Marine Insurance Co., Ltd.	5,590	1,141,067

		$2,691,662

Machinery — 1.2%
United Tractors Tbk PT	456,583	$733,559

		$733,559

Media — 0.9%
Grupo Televisa SA ADR	27,100	$503,789

		$503,789

Metals & Mining — 10.3%
AngloGold Ashanti, Ltd.	21,713	$880,524
Cia de Minas Buenaventura SA ADR	21,700	764,057
Impala Platinum Holdings, Ltd.	42,450	994,048
Kazakhmys PLC	18,400	315,326
POSCO	3,400	1,407,768
Vale SA ADR	74,900	1,732,437

		$6,094,160

Oil, Gas & Consumable Fuels — 8.7%
CNOOC, Ltd.	1,250,000	$1,688,467
Petroleo Brasileiro SA	90,400	2,084,466
Rosneft Oil Co. GDR	185,708	1,396,524

		$5,169,457

Pharmaceuticals — 1.7%
Teva Pharmaceutical Industries, Ltd. ADR	19,600	$990,976

		$990,976

Security	Shares	Value
Real Estate Management & Development — 1.0%
Guangzhou R&F Properties Co., Ltd., Class H	350,000	$613,666

		$613,666

Semiconductors & Semiconductor Equipment — 8.2%
Samsung Electronics Co., Ltd.	3,520	$2,430,171
Taiwan Semiconductor Manufacturing Co., Ltd.	893,148	1,767,539
United Microelectronics Corp.(1)	1,383,000	677,155

		$4,874,865

Textiles, Apparel & Luxury Goods — 0.7%
China Dongxiang Group Co.	639,000	$422,542

		$422,542

Transportation Infrastructure — 0.9%
Hong Kong Aircraft Engineering Co., Ltd.	45,600	$542,744

		$542,744

Wireless Telecommunication Services — 3.1%
America Movil SAB de CV, Series L	352,700	$772,193
China Mobile, Ltd.	107,000	1,046,597

		$1,818,790

Total Common Stocks (identified cost $41,604,148)		$52,076,147

Warrants — 11.0%

Security	Shares	Value
Commercial Banks — 1.6%
ICICI Bank, Ltd., Exp. 10/24/12(4)	49,675	$940,050

		$940,050

Construction & Engineering — 1.5%
Larsen & Toubro, Ltd., Exp. 1/24/17(1)(4)	26,010	$906,394

		$906,394

Household Products — 1.4%
Hindustan Unilever, Ltd., Exp. 4/11/18(1)(3)	155,020	$855,757

		$855,757

IT Services — 0.8%
Infosys Technologies, Ltd., Exp. 6/30/11(1)	9,700	$468,219

		$468,219

Oil, Gas & Consumable Fuels — 1.1%
Reliance Industries, Ltd., Exp. 11/7/16(1)(4)	13,730	$623,611

		$623,611

Thrifts & Mortgage Finance — 3.6%
Housing Development Finance Corporation, Ltd., Exp. 5/4/12(1)	36,305	$2,104,964

		$2,104,964

Wireless Telecommunication Services — 1.0%
Bharti Airtel, Ltd., Exp. 10/24/12(3)	69,240	$604,534

		$604,534

Total Warrants (identified cost $5,533,944)		$6,503,529

Short-Term Investments — 0.5%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/09	$286	$286,115

Total Short-Term Investments (identified cost $286,115)		$286,115

Total Investments — 99.5% (identified cost $47,424,207)		$58,865,791

Other Assets, Less Liabilities — 0.5%		$317,907

Net Assets — 100.0%		$59,183,698

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

(1)		Non-income producing security.

(2)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities is $2,470,055 or 4.2% of the Portfolio’s net assets.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
China	17.9%	$10,598,175
Brazil	15.9	9,404,665
South Korea	14.4	8,493,201
Taiwan	11.0	6,523,820
India	11.0	6,503,529
Mexico	5.6	3,326,873
Russia	4.5	2,682,427
South Africa	3.6	2,143,509
Thailand	2.9	1,706,499
Indonesia	2.6	1,551,131
Peru	2.5	1,496,090
United Kingdom	1.9	1,127,839
Israel	1.7	990,976
Argentina	1.6	915,434
Malaysia	1.0	572,764
Hong Kong	0.9	542,744
United States	0.5	286,115

Total Investments	99.5%	$58,865,791

The Portfolio did not have any open financial instruments at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,639,623

Gross unrealized appreciation	$12,710,793
Gross unrealized depreciation	(1,484,625)

Net unrealized appreciation	$11,226,168

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,371,564	$2,142,460		$—	$3,514,024
Consumer Staples	2,680,694	1,677,063		—	4,357,757
Energy	2,311,958	3,772,933		—	6,084,891
Financials	2,927,887	10,423,468		—	13,351,355
Health Care	1,542,592	—		—	1,542,592
Industrials	—	3,500,751		—	3,500,751
Information Technology	—	7,448,503		—	7,448,503
Materials	2,496,494	5,076,568		—	7,573,062
Telecommunication Services	772,193	1,046,597		—	1,818,790
Utilities	2,066,851	817,571		—	2,884,422

Total Common Stocks	$16,170,233	$35,905,914	*	$—	$52,076,147
Warrants	—	6,503,529		—	6,503,529
Short-Term Investments	—	286,115		—	286,115

Total Investments	$16,170,233	$42,695,558		$—	$58,865,791

*Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009